Other current liabilities	6 Months Ended
Jun. 30, 2020
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Other current liabilities
Note 10. Other current liabilities

	As of December 31,	As of June 30,
	2019	2020
	$ in thousands
VAT Payables	130	142
Accruals for personnel related expenses	7,295	8,236
Other	1,073	6,122

Total	8,497	14,499

Accruals for personnel are related to annual bonuses, vacations accruals and social expenses on stock options. The increase in accruals for personnel related expenses between December 31, 2019 and June 30, 2020 is mainly explained by the increase in group employees in the first six months of 2020.
The increase in other between December 31, 2019 and June 30, 2020, is mainly driven fixed assets accruals.